Average Annual Total Returns - Class K Shares - BLACKROCK LIFEPATH INDEX 2045 FUND - Class K Shares	Apr. 30, 2021
Average Annual Return:
1 Year	14.64%
5 Years	11.91%
Since Inception	9.33%
Inception Date	May 31, 2011
After Taxes on Distributions
Average Annual Return:
1 Year	14.03%
5 Years	11.09%
Since Inception	8.53%
Inception Date	May 31, 2011
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.85%
5 Years	9.21%
Since Inception	7.32%
Inception Date	May 31, 2011